Interest Rate Benchmark Reform - Derivatives Directly Affected (Detail) number in Millions	Jun. 30, 2021	Dec. 31, 2020
GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	32,368	47,421
GBP LIBOR | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	26,020	23,030
USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	3,054	6,196
USD LIBOR | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	2,693	2,724
Other
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	696	778
Other | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	696	720
Total
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	36,118	54,395
Total | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	29,409	26,474
Cash flow hedges | GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	11,610	15,198
Cash flow hedges | GBP LIBOR | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	9,788	10,553
Cash flow hedges | USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	2,894	5,119
Cash flow hedges | USD LIBOR | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	2,533	2,562
Cash flow hedges | Other
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	0	0
Cash flow hedges | Other | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	0	0
Cash flow hedges | Total
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	14,504	20,317
Cash flow hedges | Total | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	12,321	13,115
Fair value hedges | GBP LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	20,758	32,223
Fair value hedges | GBP LIBOR | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	16,232	12,477
Fair value hedges | USD LIBOR
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	160	1,077
Fair value hedges | USD LIBOR | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	160	162
Fair value hedges | Other
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	696	778
Fair value hedges | Other | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	696	720
Fair value hedges | Total
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	21,614	34,078
Fair value hedges | Total | Maturing after cessation date
Analysis of notional and fair values of derivatives by trading and settlement method [line item]
Notional value of hedging instruments	17,088	13,359